Employee Benefit Plan, Schedule, Asset Held for Investment (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 946,579,791
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	939,010,393
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	7,569,398
EBP 002 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	452,125,093
EBP 002 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	446,365,337
EBP 002 | EBP, Employer, Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	40,519,963
EBP 002 | Investment, Identifier [Axis]: American Funds Europacific Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	21,902,553
EBP 002 | Investment, Identifier [Axis]: American Funds Growth Fund of America Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	97,917,674
EBP 002 | Investment, Identifier [Axis]: American Funds New World Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	13,894,232
EBP 002 | Investment, Identifier [Axis]: Baird MidCap Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	23,574,945
EBP 002 | Investment, Identifier [Axis]: Balanced Lifestage Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	44,386,888
EBP 002 | Investment, Identifier [Axis]: Conservative Balanced Lifestage Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,617,855
EBP 002 | Investment, Identifier [Axis]: Core Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	19,489,994
EBP 002 | Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	66,928,970
EBP 002 | Investment, Identifier [Axis]: Growth Balanced Lifestage Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	31,061,372
EBP 002 | Investment, Identifier [Axis]: Growth Lifestage Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	63,312,198
EBP 002 | Investment, Identifier [Axis]: Harbor Small Cap Growth Retirement Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	25,472,121
EBP 002 | Investment, Identifier [Axis]: JP Morgan Global Bond Opportunities Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,641,968
EBP 002 | Investment, Identifier [Axis]: Janus Henderson Small Cap Value Fund N Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	17,388,382
EBP 002 | Investment, Identifier [Axis]: Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	51,734,846
EBP 002 | Investment, Identifier [Axis]: Short Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,990,759
EBP 002 | Investment, Identifier [Axis]: Vanguard Extended Market Index Fund Insitutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,147,147
EBP 002 | Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	124,718,292
EBP 002 | Investment, Identifier [Axis]: Vanguard International Value Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,800,688
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,268,459
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	16,912,290
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	27,342,524
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	34,120,839
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	29,231,635
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	37,805,929
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	26,349,057
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	23,898,190
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	14,948,712
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,326,247
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,054,695
EBP 002 | Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,272,604
EBP 002 | Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,510,577
EBP 002 | Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,967,224
EBP 002 | Investment, Identifier [Axis]: Virtus Ceredex Mid-Cap Value Equity Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,500,564